Fair Value Estimation - Summary of Changes in Financial Instruments of Short-term and Long-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial assets at fair value through other comprehensive income
Opening balance	$ 12,646	$ 82,847
Additions	0	31,028
Settlements (including coupon interest received)	(12,757)	(65,440)
Accrued interest	1	255
Discount Accreted	99	1,045
Change in fair value debited to other comprehensive (loss) / income	11	222
Closing balance	$ 0	$ 49,957